Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories pledged as security for liabilities	$ 0	$ 0
Raw materials and consumables recognized as fuel expenses	116,666	137,850	$ 277,117
Impairment of inventory	$ 0	$ 0	$ 0